Goodwill and Intangible Assets (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 756,059	$ 503,266
Goodwill impairment charges	0	0	$ 0
Brands/tradename/trademarks
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	748,075	495,282
Other intangibles
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 7,984	$ 7,984